UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Government Portfolio
Schedule of Investments

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (70.3%)
$25,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/23/08	2.202	$24,957,299
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/08	1.985	1,983,578
4,750	Federal Home Loan Bank#	(AAA, Aaa)	09/17/08	2.650	4,752,186
8,430	Federal Home Loan Bank#	(AAA, Aaa)	02/27/09	2.869	8,426,106
50,000	Federal Home Loan Bank	(AAA, Aaa)	04/01/09	2.560	50,000,000
25,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/04/08	1.485	24,992,292
25,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/29/08	1.935	24,928,444
36,011	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/30/08	2.100	35,931,806
50,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/09/08	2.201	49,859,875
24,114	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/14/08	2.050	24,035,656
150,000	Freddie Mac#	(AAA, Aaa)	12/26/08	2.436	150,196,311
25,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/07/08	2.050	24,984,292
25,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/21/08	2.203	24,961,111
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $450,008,956)					450,008,956

REPURCHASE AGREEMENT (37.5%)
$239,638	Deutsche Bank Tri Party Repo (Agreement dated 03/31/08, to be repurchased at $239,652,977, collateralized by $233,605,000 Federal Home Loan Bank Notes, 4.75% due 04/24/09. Market value of collateral is $244,431,489) (Cost $239,638,000)	(AAA, Aaa)	04/01/08	2.250	239,638,000

TOTAL INVESTMENTS AT VALUE (107.8%) (Cost $689,646,956)					689,646,956

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.8%)					(50,019,760)

NET ASSETS (100.0%)					$639,627,196

Average Weighted Maturity - 20 days

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	689,646,956	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$689,646,956

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio
Schedule of Investments

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (8.2%)
Banks (8.2%)
$48,100	Bank of Scotland PLC	(A-1+, P-1)	04/11/08	4.163	$48,045,887
100,000	DnB NORBank ASA	(A-1, P-1)	05/28/08	3.020	99,528,167
100,000	JPMorgan Chase & Co.	(A-1+, P-1)	06/09/08	2.973	99,444,167
100,000	Swedbank	(A-1+, P-1)	09/19/08	2.569	98,803,000
100,000	UBS Finance Delaware LLC	(A-1+, P-1)	09/05/08	2.895	98,761,444
75,000	Unicredito Italiano Bank (Ireland) PLC	(A-1, P-1)	04/22/08	4.065	74,824,125
Total COMMERCIAL PAPER (Cost $519,406,790)					519,406,790

CERTIFICATES OF DEPOSIT (7.0%)
Banks (7.0%)
150,000	American Express Centurion Bank	(A-1, P-1)	04/14/08	4.060	150,000,000
50,000	Barclays Bank NY	(A-1+, P-1)	05/15/08	3.040	50,000,000
91,500	Barclays Bank NY	(A-1+, P-1)	09/25/08	2.600	91,500,000
100,000	Nordea Bank Finland NY	(AA-, Aa1)	04/09/09	3.046	99,480,792
32,000	Skandinavia Enskilda Bank NY	(A+, Aa2)	12/08/08	2.978	31,921,874
20,500	Swedbank NY	(A+, Aa1)	10/02/08	3.079	20,440,462
TOTAL CERTIFICATES OF DEPOSIT (Cost $443,343,128)					443,343,128

CORPORATE OBLIGATIONS (57.6%)
Banks (35.0%)
25,000	Bayerische Landesbank Girozentrale, Notes#	(AAA, Aaa)	09/23/08	2.659	25,001,951
90,000	BNP Paribas, Rule 144A, Notes#‡	(AA+, Aa1)	08/19/08	3.060	90,000,000
300,000	BNP Paribas, Series MTN, Notes#	(AA+, Aa1)	08/07/08	3.132	300,000,000
175,000	Caja de Ahorros y Monte de Piedad de Madrid SA, Rule 144A, Senior Unsecured Notes#‡	(AA-, Aa1)	08/12/08	4.044	175,000,544
250,000	Caja de Ahorros y Pensiones de Barcelona SA, Rule 144A, Unsubordinated Notes#‡	(AA-, Aa1)	07/23/08	3.848	250,000,000
295,000	Credit Agricole SA, Rule 144A, Notes#‡	(AA-, Aa1)	07/22/08	2.569	295,000,000
185,000	Dekabank Deutsche Girozentrale#	(AA, Aaa)	11/19/08	3.934	185,000,000
170,000	HSH Nordbank AG, Rule 144A, Notes#‡	(AA-, Aa1)	09/22/08	2.659	170,018,654
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes#	(AA-, Aa2)	08/22/08	2.609	40,000,000
75,000	Lloyds TSB Group PLC#	(AA, Aa1)	09/05/08	2.968	75,000,000
110,000	National Australia Bank, Series MTN, Senior Unsecured Notes#	(AA-, Aa1)	02/19/09	3.270	110,000,000
75,000	Natixis, Rule 144A, Secured Notes#‡	(AA-, Aa2)	09/08/08	3.096	75,000,000
97,500	Natixis, Rule 144A, Yankee Bonds#‡	(AA-, Aa2)	09/12/08	2.838	97,504,867
210,000	Royal Bank of Canada, Rule 144A, Notes#‡	(AA-, Aaa)	09/05/08	3.050	210,000,000
100,000	Svenska Handelsbanken, Rule 144A, Notes#‡	(AA-, Aa1)	09/12/08	2.860	100,000,000
10,000	Unicredito Italiano Bank (Ireland) PLC, Company Guaranteed Notes#	(A+, Aa2)	09/08/08	3.088	10,000,000
					2,207,526,016
Finance (22.6%)
75,000	AIG Matched Funding Corp., Rule 144A, Senior Unsecured Notes#‡	(AA, Aa2)	06/20/08	2.542	75,003,587
18,000	Allstate Life Global Funding II, Series MTN, Notes#	(AA, Aa2)	04/14/08	4.457	18,000,643
170,000	Allstate Life Global Funding II, Series MTN, Notes#	(AA, Aa2)	08/01/08	3.239	170,000,000
46,000	Allstate Life Global Funding II, Series MTN, Notes#	(AA, Aa2)	09/12/08	2.878	46,003,966
15,000	Allstate Life Global Funding Trust, Notes#	(AA, Aa2)	08/27/08	2.684	15,000,000
175,000	Allstate Life Global Funding Trust, Series MTN, Notes#	(AA, Aa2)	06/30/08	2.696	175,009,884
150,000	Citigroup, Inc.#	(AA-, Aa3)	05/02/08	3.162	150,004,069
100,000	Genworth Life Institutional Funding, Secured Notes#	(AA-, Aa3)	09/11/08	3.000	100,000,000
50,000	Merrill Lynch & Company, Inc., Series MTN, Global Senior Unsecured Notes#	(A+, A1)	08/22/08	2.739	50,000,000
190,000	Merrill Lynch & Company, Inc., Series MTN, Notes#	(A+, A1)	09/03/08	3.191	190,000,000
275,000	Metropolitan Life Global Funding I, Rule 144A, Bonds#‡	(AA, Aa2)	08/21/08	2.599	275,000,606
90,000	Pacific Life Global Funding, Rule 144A, Notes#‡	(AA-, Aa3)	08/08/08	4.523	90,000,000
75,000	Pacific Life Global Funding, Rule 144A, Notes#‡	(AA-, Aa3)	09/12/08	2.950	75,029,461
					1,429,052,216
TOTAL CORPORATE OBLIGATIONS (Cost $3,636,578,232)					3,636,578,232

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE BACKED SECURITIES (14.6%)
$150,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1#	(AAA, Aaa)	04/17/08	2.798	$150,000,000
148,669	Interstar Millennium Trust, Rule 144A, Series 2006-2GA, Class A1#	(A-1+, P-1)	05/27/08	2.634	148,668,660
336,146	Paragon Mortgages PLC, Series 12A, Class A1#	(AAA, Aaa)	05/15/08	2.808	336,146,283
44,198	Paragon Mortgages PLC, Series 13A, Class A1#	(AAA, Aaa)	07/15/08	2.828	44,198,320
245,188	Paragon Mortgages PLC, Series 15A, Class A1#	(AAA, Aaa)	06/15/08	2.818	245,188,350
TOTAL MORTGAGE BACKED SECURITIES (Cost $924,201,613)					924,201,613

Number of
Shares
INVESTMENT COMPANIES (9.9%)
50,000,000	AIM STIT-STIC Prime Portfolio				50,000,000
275,000,000	Blackrock Liquidity Funds- Temp Cash Portfolio				275,000,000
300,000,000	Dreyfus Cash Management Fund				300,000,000
TOTAL INVESTMENT COMPANIES (Cost $625,000,000)					625,000,000

Par (000)

SHORT-TERM INVESTMENT (2.2%)
138,539	Societe Generale (Time Deposit) (Cost $138,539,000)	(A-1+, P-1)	04/01/08	2.375	138,539,000

REPURCHASE AGREEMENT (0.3%)
19,836	Deutsche Bank Tri Party Repo (Agreement dated 3/31/08, to be repurchased at $19,837,240, collateralized by $19,280,000 Federal Home Loan Bank Notes, 4.25% due 11/20/09. Market value of collateral is $20,234,446). (Cost $19,836,000)	(AAA, Aaa)	04/01/08	2.250	19,836,000

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $6,306,904,763)					6,306,904,763

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					12,932,673

NET ASSETS (100.0%)					$6,319,837,436

Average Weighted Maturity - 33 days

INVESTMENT ABBREVIATIONS
BKNT = Bank Note
MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $2,126,226,379 or 33.6% of net assets.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$625,000,000	$—
Level 2 - Other Significant Observable Inputs	5,681,904,763	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$6,306,904,763	$—

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008